Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
17. Leases
We assumed operating and finance leases as a result of our acquisition of Bridge2 Solutions on February 21, 2020 for leased office facilities under the terms of various operating leases expiring through 2023. During the year ended December 31, 2021, we also entered into a new real estate lease for office space in Alpharetta, Georgia, that commenced on November 1, 2021, and expires in 2032. We reassessed leases as of the date of the Business Combination as part of our acquisition accounting described in Note 4. We consider a lease to have commenced on the date when we are granted access to the leased asset. Several of these leases include escalation clauses for adjusting rentals. The Company leases real estate for office space under operating leases and office equipment under finance leases. As of December 31, 2021, we do not have any active finance leases.
Our real estate leases have remaining lease terms as of December 31, 2021 ranging from 16 months to 129 months, with one of our leases containing an option to extend the term for a period of 5 years exercisable by us, which we are not reasonably certain of exercising at commencement. None of our leases contain an option to terminate the lease without cause at the option of either party during the lease term. Certain equipment leases contain options to purchase the asset at the fair market value, available with the Company.
Certain of our real estate leasing agreements include terms requiring us to reimburse the lessor for its share of real estate taxes, insurance, operating costs and utilities which we account for as variable lease costs when incurred since we have elected to not separate lease and non-lease
components, and hence are not included in the measurement of lease liability. There are no restrictions or covenants imposed by any of the leases, and none of our leases contain material residual value guarantees.
The discount rates for all of our leases are based on our estimated incremental borrowing rate since the rates implicit in the leases were not determinable. Our incremental borrowing rate is based on management’s estimate of the rate of interest we would have to pay to borrow on a fully collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.
We have elected the practical expedient under which lease components would not be separated from the non-lease
components for all our classes of underlying assets. Accordingly, each lease component and the non-lease
components related to the lease component are accounted for as a single lease component. The components of total lease expense are as follows (in thousands):

	Successor	Predecessor
	For the period October 15, 2021 through December 31, 2021	For the period January 1, 2021 through October 14, 2021	Year Ended December 31, 2020
Finance lease cost
Amortization of right-of-use assets	$—	$108	$185
Interest on lease liabilities	38	27	44
Operating lease cost	370	856	984
Short-term lease cost	33	202	—
Variable lease cost	10	56	63

Total lease cost	$451	$1,249	$1,276

The short-term lease cost disclosed in the Successor period above reasonably reflects our ongoing short-term lease commitments.

	Successor		Predecessor
	From October 15, 2021 through December 31, 2021		From January 1, 2021 through October 14, 2021		Year Ended December 31, 2020
	Operating Leases	Finance Leases	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Cash paid for amounts included in the measurement of lease liabilities
Cash flow from financing activities	$—	$404	$—	$97	$—	$313
Cash flow from operating activities	$106	$38	$871	$27	$1,126	$44
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$10,347	$—	$—	$—	$2,991	$786
The weighted average remaining lease term for our operating leases was 120.7 months, and the weighted average discount rate for our operating leases was 5.0%. We do not have any active finance leases as of December 31, 2021. We were not party to any short-term leases during the periods presented.
The following table shows balance sheet information about our leases:

		Successor	Predecessor
	Balance sheet classification	December 31, 2021	December 31, 2020
Operating leases:
Right-of-use assets	Other assets, noncurrent	$11,239	$1,799
Lease liabilities, current	Other current liabilities	$615	$953
Lease liabilities, noncurrent	Other liabilities, noncurrent	$10,647	$847
Finance leases:
Right-of-use assets	Other assets, noncurrent	$—	$468
Lease liabilities, current	Other current liabilities	$—	$129
Lease liabilities, noncurrent	Other liabilities, noncurrent	$—	$369
Future minimum lease payments under
non-cancellable
leases as of December 31, 2021 were as follows:

	Operating Leases	Finance Leases
For the year ended December 31,
2022 (1)	$(3,114)	$—
2023	1,941	—
2024	1,774	—
2025	1,823	—
2026	1,873	—
Thereafter	11,817	—

Total undiscounted lease payments	$16,114	$—
Less: Imputed interest	$(4,852)	$—

Total lease liability	$11,262	$—
Current	$615	$—
Noncurrent (Other noncurrent liabilities)	$10,647	$—

(1)
Our new real estate lease for office space in Alpharetta, Georgia requires the landlord to reimburse certain expenditure incurred by us towards construction of improvements, which is expected to be received during the year ended December 31, 2022 and exceeds the payments required to be made pursuant to the lease during the year.